MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

PUBLIC INFRASTRUCTURE INVESTMENTS - 48.0%
COMMON STOCKS - 48.0%	Shares	Value
ENERGY - 7.2%
OIL & GAS PRODUCERS - 7.2%
Cheniere Energy, Inc.	3,124	$ 760,756
Enbridge, Inc.	28,361	1,285,720
Kinder Morgan, Inc.	22,959	674,995
ONEOK, Inc.	8,362	682,590
TC Energy Corporation	12,706	620,137
Williams Companies, Inc. (The)	12,767	801,895
		4,826,093
INDUSTRIALS - 12.4%
TRANSPORTATION & LOGISTICS - 11.2%
Canadian Pacific Kansas City Ltd.	11,430	907,781
CSX Corporation	26,493	864,467
Getlink SE	67,304	1,299,308
Norfolk Southern Corporation	2,475	633,526
Transurban Group	235,985	2,171,298
Union Pacific Corporation	7,406	1,703,972
		7,580,352
TRANSPORTATION EQUIPMENT - 1.2%
Canadian National Railway Company	7,656	797,520

REAL ESTATE - 12.9%
REAL ESTATE OWNERS & DEVELOPERS - 5.7%
Aena SME S.A.	70,580	1,883,796
Auckland International Airport Ltd.	414,018	1,954,748
		3,838,544
REITS - 7.2%
American Tower Corporation	8,098	1,789,820
Crown Castle, Inc.	16,359	1,680,560
SBA Communications Corporation - Class A	6,108	1,434,403
		4,904,783
UTILITIES - 15.5%
ELECTRIC UTILITIES - 11.2%
Dominion Energy, Inc.	27,832	1,573,065
National Grid plc	105,013	1,530,022

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 48.0% (Continued)	Shares	Value
UTILITIES - 15.5% (Continued)
ELECTRIC UTILITIES - 11.2% (Continued)
NextEra Energy, Inc.	23,695	$ 1,644,908
Sempra	19,660	1,489,638
Southern Company (The)	15,021	1,379,378
		7,617,011
GAS & WATER UTILITIES - 4.3%
American Water Works Company, Inc.	9,681	1,346,724
Atmos Energy Corporation	9,989	1,539,405
		2,886,129
TOTAL PUBLIC INFRASTRUCTURE INVESTMENTS (Cost $29,056,289)		$ 32,450,432

PRIVATE INFRASTRUCTURE INVESTMENTS - 34.8%	Shares	Value
PORTFOLIO COMPANIES - 34.8%
Ara Lincoln Co-Invest, L.P. (a)(b)(c)(d)	–	$ 946,813
BGIF IV PTI Co-Invest, LLC (a)(b)(c)(d)	–	5,558,844
BGIF IV Venus Alternative 2, L.P. (a)(b)(c)(e)	–	6,500,000
ISQ Aldebaran Co-Invest Feeder, L.P. (a)(b)(c)(d)	–	4,696,009
ISQ Coral Co-Invest Fund, L.P. (a)(b)(c)(e)	–	2,953,846
Stonepeak Indigo (Co-Invest) Holdings II, L.P. (a)(b)(c)(e)	–	2,898,428
TOTAL PRIVATE INFRASTRUCTURE INVESTMENTS (Cost $23,175,290)		$ 23,553,940

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 16.8%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.19% (f) (Cost $11,368,849)	11,368,849	$ 11,368,849

TOTAL INVESTMENTS AT VALUE - 99.6% (Cost $63,600,428)		$ 67,373,221

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		291,812

NET ASSETS - 100.0%		$ 67,665,033

(a)	Investment does not issue shares.
(b)	Restricted investments as to resale. The total value of these securities is $23,553,940, which represents 34.8% of total net assets of the Fund.
(c)	Non-income producing security.
(d)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(e)	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $12,352,274, which represents 18.3% of total net assets of the Fund.
(f)	The rate shown is the 7-day effective yield as of June 30, 2025.

LLC	-	Limited Liability Company.
L.P.	-	Limited Partnership.
plc	-	Publicly Limited Company.
REIT	-	Real Estate Investment Trust.
S.A.	-	Societe Anonyme.
SE	-	Societas Europaea.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

Additional information on each restricted investment held by the Fund at June 30, 2025 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
Ara Lincoln Co-Invest, L.P.	1/9/2025	$ 979,734	$ 946,813	1.4%
BGIF IV PTI Co-Invest, LLC	5/30/2024	5,131,324	5,558,844	8.2%
BGIF IV Venus Alternative 2, L.P.	6/12/2025	6,539,152	6,500,000	9.6%
ISQ Aldebaran Co-Invest Feeder, L.P.	6/3/2024	4,341,820	4,696,009	6.9%
ISQ Coral Co-Invest Fund, L.P.	6/2/2025	3,070,471	2,953,846	4.4%
Stonepeak Indigo (Co-Invest) Holdings II, L.P.	6/13/2025	3,112,789	2,898,428	4.3%
		$ 23,175,290	$ 23,553,940	34.8%